Dividend (Details)	May 02, 2023 HKD ($)	May 02, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	May 02, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Dividend [Abstract]
Dividend payables	$ 300		$ 0	$ 0	$ 38.33	$ 0
Aggregate amount	$ 3,000,000	$ 383,342